UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5052
                                   --------

 Value Line New York Tax Exempt Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: February 28, 2004
                         -----------------

Date of reporting period: August 31, 2003
                          ---------------


Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.


Item 2.  Code of Ethics
------   --------------
         Not applicable.


Item 3.  Audit Committee Financial Expert.
------   --------------------------------

         Not applicable.


Item 9.  Controls and Procedures.
------   -----------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
-------   --------

         (a)      Not applicable.

         (b)(1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President


Date:  October 31, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By     /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  October 31, 2003
       ----------------

================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT

                       Charles Heebner
                       VICE PRESIDENT

                       Bradley T. Brooks
                       VICE PRESIDENT

                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER

                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE TRUST WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #527648

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2003
--------------------------------------------------------------------------------
                                   VALUE LINE
                                    NEW YORK
                                   TAX EXEMPT
                                      TRUST

                                     [LOGO]

VALUE LINE NEW YORK TAX EXEMPT TRUST
                                                      TO OUR VALUE LINE NEW YORK
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The primary objective of the Value Line New York Tax Exempt Trust is to provide investors with maximum income exempt from New York State, New York City and Federal personal income taxes, without undue risk to principal(1). During the six months ended August 31, 2003, the Trust's total return was -2.24% versus the Lehman Brothers Municipal Bond Index's(2) return of -0.21% during the same time period. Since its inception in July, 1987, the total return for the Trust, assuming the reinvestment of all dividends over that period, has been 174.02%. This is equivalent to an average annual total return of 6.43%(3).

During the six months ended August 31, 2003 prices of fixed-income securities were very volatile. Prices rose as yields fell until the middle of June. Then, prices fell as yields rose until August 31, 2003. As a result, there was a net decline in prices and an increase in yields from February 28th to August 31st. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(4), rose from 5.04% on February 28, 2003 to 5.19% on August 31, 2003. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, also increased from 4.67% to 5.22%. The increase in interest rates was the result of stronger economic growth, rising stock prices, and a growing U.S. government deficit. The Federal Reserve reduced the Federal Funds rate only once this calendar year from 1.25% to 1.00% on June 25th of this year.

Currently, a 30-year triple A rated municipal bond yields 4.88%, which is 96% of the 5.10% yield of the 30-year Treasury bond. A 4.88% tax-exempt yield is equivalent to a 7.51% taxable yield for individuals in the 35% tax bracket. This high ratio of yields between tax-exempt to taxable bonds makes municipal bonds extremely attractive as income vehicles for investors.



--------------------------------------------------------------------------------
(1) INCOME MAY BE SUBJECT TO STATE TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(3) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
(4) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.
--------------------------------------------------------------------------------
2

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST
TAX EXEMPT TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

Management continues to avoid securities rated below investment grade (defined as Baa or higher by Moody's Investors Service and as BBB or higher by Standard & Poor's Corporation). As of August 29, 2003, the market value of the Trust's portfolio consisted of 57% AAA, 29% AA, 7% A, and 7% Baa or BBB rated bonds. Of these bonds, 20% are invested in non-callable bonds, mostly with high coupons. The portfolio's highest concentrations of investments were in the insured, housing-revenue, and transportation-revenue sectors respectively. Management continually monitors the Trust's duration(5) and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Bond Index.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt New York Trust has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                                       Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT

October 17, 2003



--------------------------------------------------------------------------------
(5) DURATION (HERE REFERRING TO EFFECTIVE DURATION) IS A STATISTICAL TERM USED TO MEASURE THE PRICE SENSITIVITY OF A BOND INDEX, OR PORTFOLIO, TO CHANGES IN INTEREST RATES. THE HIGHER THE DURATION, THE GREATER THE PRICE CHANGE ACCOMPANYING ANY CHANGE IN INTEREST RATES. FOR EXAMPLE, IF A FUND HAS AN EFFECTIVE DURATION OF SEVEN (YEARS), THE PRICE OF THE FUND WOULD BE EXPECTED TO RISE OR FALL 7% FOR EVERY 1.0 PERCENTAGE POINT DROP OR RISE, RESPECTIVELY, IN INTEREST RATES. PRICES MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES.
--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, has started to exhibit more spirit. Indeed, the U.S. gross domestic product, underpinned by a selective recovery in manufacturing, generally strong housing demand, and healthy retail spending levels now seems poised to increase by 4%, or so, in the second half of this year. There are pockets of weakness around, most notably in the employment area where jobless totals remain quite high. Overall, though, the economic picture is materially brighter than it was earlier in 2003 when talk of a possible double-dip recession was still being heard.

Meanwhile, the ongoing support of the Federal Reserve Board, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the help needed for the U.S. economy to continue pushing forward nicely in 2004, when we expect GDP growth to average upwards of 4%.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a sharp rise in oil and gas prices stemming from a further serious conflict in the Middle East or severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should remain in check through the latter years of this decade. Long-term interest rates, which moved higher for a time during the past several months, as the economy perked up, should stabilize at just modestly higher levels over the next several years.

PERFORMANCE DATA:*

                                                       GROWTH OF
                                       AVERAGE        AN ASSUMED
                                       ANNUAL        INVESTMENT OF
                                    TOTAL RETURN        $10,000
                                    ------------------------------
 1 year ended 8/31/03 ..........         1.00%          $10,100
 5 years ended 8/31/03 .........         4.08%          $12,214
10 years ended 8/31/03 .........         4.66%          $15,767

* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN INCUDES DIVIDENDS REINVESTED AND CAPITAL-GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.



--------------------------------------------------------------------------------
4

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                 RATING          VALUE
------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (88.8%)
               NEW YORK STATE (40.0%)
               Dormitory Authority, Revenue:
 $  500,000     Court Facility, Lease Revenue, Ser. A, 5.25%, 5/15/10 ..............        A3         $   545,750
  1,110,000     Montefiore Medical Center, 5.25%, 8/1/19 ...........................       Aaa           1,164,412
    845,000     School Districts Funding Program, Ser. J, 5.25%, 10/1/18 ...........       Aaa             891,695
    500,000     School Districts Funding Program, Ser. E, 5.75%, 10/1/22 ...........       Aaa             540,755
    500,000     St. Barnabas Hospital, Ser. A, 5.125%, 2/1/22 ......................       Aaa             504,790
               Environmental Facilities Corp., Clean Water & Drinking Water
               Revenue, Revolving Fund:
    500,000     Ser. L, 5%, 11/15/10 ...............................................       Aaa             549,215
    500,000     NYC Municipal Water Project, 5.25%, 6/15/22 ........................       Aaa             516,675
               Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
    185,000     Ser. 26, 5.85%, 4/1/17 .............................................       Aaa             190,737
    750,000     Ser. 98, 5.05%, 10/1/17 ............................................       Aa1             766,373
    760,000    Housing Development Multi Family Revenue, Ser. A,
               4.45%, 5/15/23 ......................................................       AAA*            687,572
  1,030,000    Nassau County, General Improvement, Ser. C, 5.125%, 1/1/14 ..........       Aaa           1,106,075
    500,000    Saratoga County, Industrial Development Agency, Revenue Bonds,
               Skidmore College Project, Ser. A, 4.00%, 7/1/16 .....................       Aaa             477,395
    500,000    Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest
               Home, Ser. A, 5.60%, 8/1/17 .........................................       AAA*            532,060
    200,000    Tobacco Settlement Financing Corp., Asset Backed Revenue,
               Ser. A-1 Callable 5.50%, 6/1/19 .....................................       AA-*            205,763
    500,000    Tollway Authority Highway and Bridge, Revenue Bonds, Ser. A,
               5.50%, 4/1/15 .......................................................       AAA*            544,815
    500,000    Tollway Authority Highway and Bridge, Service Contract Revenue
               Bonds, 5.25%, 4/1/15 ................................................       AA-*            534,490
    500,000    Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,
               5.50%, 3/15/20 ......................................................        AA*            530,400
    500,000    Urban Development Corp. Personal, Income Tax Revenue Bonds,
               Ser. A, 5.375%, 3/15/16 .............................................        AA*            535,870
    600,000    Voorheesville, Central School District, General Obligations
               Unlimited, 5.00%, 6/15/17 ...........................................       Aaa             626,808
                                                                                                       -----------
               TOTAL NEW YORK STATE ................................................                    11,451,650
                                                                                                       -----------

--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                RATING        VALUE
------------------------------------------------------------------------------------------------------------------
                NEW YORK CITY (41.8%)
                General Obligation Unlimited:
 $1,000,000      Ser. A, 5.25%, 11/1/16 ............................................       Aaa         $ 1,063,520
  1,000,000      Ser. J, 5.50%, 6/1/21 .............................................        A2           1,030,360
                Health and Hospital Corp., Health System Revenue Bonds
    500,000      Ser. A, 5.50%, 2/15/19 ............................................       Aaa             534,125
    700,000      Ser. A, 5.25%, 2/15/22 ............................................       Aaa             717,822
                Housing Development Multi Family Revenue Bonds:
  1,000,000      Ser. A, 5.375%, 11/1/23 ...........................................       Aa2           1,018,300
    425,000      Ser. B-2, 3.25%, 11/1/10 ..........................................       Aa2             405,611
                Industrial Development Agency:
    250,000      Brooklyn Navy Yard, Cogen Partners, 6.20%, 10/1/22 ................      Baa3             238,772
    650,000     Metropolitan Transportation Authority, Revenue Bonds, Ser. A,
                5.50%, 11/15/16 ....................................................       Aaa             709,800
  1,500,000     Metropolitan Transportation Authority, Service Contract Revenue
                Bonds, 5.75%, 1/1/18 ...............................................        A3           1,656,240
  2,040,000     Transit Authority Training Facilities Revenue, 5.40%, 1/1/18 .......       Aaa           2,239,716
                Transitional Finance Authority, Revenue, Future Tax Secured:
    500,000      Ser. A, 5.375%, 5/1/16 ............................................       Aa2             532,760
    750,000      Ser. A, 5.375%, 2/15/18 ...........................................       Aa2             791,190
                Triborough Bridge & Tunnel Authority, General Purpose Revenue
                Bonds:
    500,000      Ser. B, 5.00%, 11/11/22 ...........................................       Aa3             501,425
    500,000      Ser. E, 5.25%, 11/15/22 ...........................................       Aaa             515,430
                                                                                                      ------------
                TOTAL NEW YORK CITY ................................................                    11,955,071
                                                                                                      ------------
                PUERTO RICO (3.1%)
    500,000     Industrial Tourist, Educational Medical and Environmental Control
                Facilities Revenue Bonds, 6.625%, 6/1/26 ...........................      Baa2             514,350
    355,000     Public Buildings Authority, Government Facilities Revenue Bonds,
                Ser. C, 5.50%, 7/1/16 ..............................................      Baa1             384,259
                                                                                                      ------------
                                                                                                           898,609
                                                                                                      ------------
                VIRGIN ISLANDS (3.9%)
  1,000,000     Public Finance Authority, Revenue, Gross Receipts Taxes, Ser. A,
                6.375%, 10/1/19 ....................................................      BBB-*          1,102,050
                                                                                                      ------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                (Cost $24,972,923) .................................................                    25,407,380
                                                                                                      ------------

--------------------------------------------------------------------------------
6

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                                 AUGUST 31, 2003
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                RATING        VALUE
------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (8.7%)
 $1,000,000     Babylon, N.Y., Industrial Development Agency, Ogden Martin
                Project, Revenue Bonds, .88% 1/1/19 ................................    VM1G-1(2)      $ 1,000,000
    600,000     New York City General Obligation, Subser. A-B, .85%, 8/1/18 ........      VM1G(1)          600,000
                New York City Municipal Water Finance Authority, Water & Sewer
                System Revenue Bonds:
    500,000      Ser. C, .85%, 6/15/22 .............................................    VM1G-1(1)          500,000
    400,000      Ser. C, .85%, 6/15/23 .............................................    VM1G-1(1)          400,000
                                                                                                       -----------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (Cost $2,500,000) ..................................................                     2,500,000
                                                                                                       -----------
                TOTAL MUNICIPAL SECURITIES (97.5%)
                (Cost $27,472,923) .................................................                    27,907,380
                                                                                                       -----------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES
                (2.5%) .............................................................                       723,796
                                                                                                       -----------
                NET ASSETS (100.0%) ................................................                   $28,631,176
                                                                                                       ===========
                NET ASSET VALUE, OFFERING AND REDEMPTION
                PRICE, PER OUTSTANDING SHARE .......................................                   $     10.08
                                                                                                       ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

(1) VARIABLE RATE DEMAND NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE EVERY (1) 1 OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2003.


SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES
AT AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                (IN THOUSANDS
                                               EXCEPT PER SHARE
                                                   AMOUNT)
                                              -----------------
ASSETS:
Investment securities, at value
   (cost - $27,473) .......................        $27,907
Cash ......................................             93
Receivable for trust shares sold ..........            420
Interest receivable .......................            309
                                                   -------
  TOTAL ASSETS ............................         28,729
                                                   -------
LIABILITIES:
Trust shares repurchased ..................             23
Dividends payable to shareholders .........             22
Accrued expenses:
  Advisory fee ............................             15
  Service and distribution plan fees
     payable ..............................              6
  Other ...................................             32
                                                   -------
  TOTAL LIABILITIES .......................             98
                                                   -------
NET ASSETS ................................        $28,631
                                                   =======
NET ASSETS
Shares of beneficial interest at $.01 par
   value (authorized unlimited,
   outstanding 2,840,248 shares) ..........        $    28
Additional paid-in capital ................         27,569
Distributions in excess of net
   investment income ......................             (2)
Accumulated net realized gain on
   investments ............................            602
Unrealized appreciation of
   investments ............................            434
                                                   -------
NET ASSETS ................................        $28,631
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ......................        $ 10.08
                                                   =======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                              (IN THOUSANDS)
                                              --------------
INVESTMENT INCOME:
Interest ..................................        $   646
                                                   -------
EXPENSES:
Advisory fee ..............................             89
Service and distribution plan fee .........             37
Audit and legal fees ......................             32
Printing and stationary ...................             11
Trustees' fees and expenses ...............             10
Transfer agent fees .......................              8
Custodian fees ............................              8
Other .....................................              4
                                                  --------
     Total Expenses before custody
        credits ...........................            199
     Less: custody credits ................             (1)
                                                  --------
     NET EXPENSES .........................            198
                                                  --------
NET INVESTMENT INCOME .....................       $    448
                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net Realized Gain ....................             37
     Net change in Net Unrealized
        Apppreciation .....................         (1,086)
                                                  --------
NET REALIZED GAIN AND CHANGE IN NET
   UNREALIZED APPRECIATION ON
   INVESTMENTS ............................         (1,049)
                                                  --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS .............................       $   (601)
                                                  ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)
AND FOR THE YEAR ENDED FEBRUARY 28, 2003
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                   ENDED           YEAR ENDED
                                                                              AUGUST 31, 2002     FEBRUARY 28,
                                                                                (UNAUDITED)           2003
                                                                              --------------------------------
                                                                                      (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................       $    448          $    974
 Net realized gain on investments ........................................             37               804
 Change in unrealized appreciation .......................................         (1,086)              314
                                                                                 --------------------------
 Net (decrease) increase in net assets from operations ...................           (601)            2,092
                                                                                 --------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ...................................................           (450)             (974)
 Net realized gains ......................................................              -              (456)
                                                                                 --------------------------
 Net decrease in net assets from distributions ...........................           (450)           (1,430)
                                                                                 --------------------------
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................          8,816             5,829
 Net proceeds from reinvestment of distributiions to shareholders ........            293               956
 Cost of shares repurchased ..............................................         (8,859)           (7,217)
                                                                                 --------------------------
 Net increase (decrease) in net assets from Trust share transactions .....            250              (432)
                                                                                 --------------------------
TOTAL (DECREASE) INCREASE IN NET ASSETS ..................................           (801)              230
Net Assets:
 Beginning of period .....................................................         29,432            29,202
                                                                                 --------------------------
 End of period ...........................................................       $ 28,631          $ 29,432
                                                                                 ==========================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME .........................       $     (2)         $    (19)
                                                                                 ==========================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

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                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

                                                                 AUGUST 31, 2003
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(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the
Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. TRUST SHARE TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS
                                          ENDED           YEAR ENDED
                                     AUGUST 31, 2003     FEBRUARY 28,
                                       (UNAUDITED)           2003
                                     --------------------------------
                                                (IN THOUSANDS)
Shares sold .....................           847               563
Shares issued to
   shareholders in
   reinvestment of
   distributions ................            28                93
                                           ----------------------
                                            875               656
Shares repurchased ..............          (845)             (696)
                                           ----------------------
Net increase (decrease) .........            30               (40)
                                           ======================

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                        SIX MONTHS
                                          ENDED
                                     AUGUST 31, 2003
                                       (UNAUDITED)
                                     ---------------
                                     (IN THOUSANDS)
PURCHASES:
Long-term obligations ...........      $  6,699
Short-term obligations ..........        14,210
                                      --------
                                       $ 20,909
MATURITIES OR SALES:
Long-term obligations ...........      $  7,022
Short-term obligations ..........        14,010
                                      --------
                                       $ 21,032

4. INCOME TAXES

At August 31, 2003, information on the tax components of capital is as follows:

                                                  (IN THOUSANDS)
Cost of investments for tax purposes .........      $ 27,473
Gross tax unrealized appreciation ............           713
Gross tax unrealized depreciation ............           279
                                                    --------
Net tax unrealized appreciation on
   investments ...............................      $    434
                                                    ========

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.



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VALUE LINE NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        AUGUST 31, 2003
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS WITH AFFILIATES

An advisory fee of $89,275 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2003. This was computed at an annual rate of .60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.

For the six months ended August 31, 2003, the Trust's expenses were reduced by $500 under a custody credit arrangement with the custodian.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $37,198 were paid or payable to the Distributor under this Plan for the six months ended August 31, 2003.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust.

At August 31, 2003 the Adviser owned 131,537 shares of beneficial interest in the Trust, representing 4.6% of the outstanding shares.



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
                                            VALUE LINE NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS
                                          ENDED                            YEARS ENDED ON LAST DAY OF FEBRUARY,
                                     AUGUST 31, 2003    ------------------------------------------------------------------------
                                       (UNAUDITED)         2003            2002            2001            2000            1999
                                     ===========================================================================================
NET ASSET VALUE, BEGINNING
 OF PERIOD ...........................  $  10.47        $  10.25        $  10.08        $   9.37        $  10.33        $  10.51
                                        --------        --------        --------        --------        --------        --------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ..............      0.16            0.35            0.38            0.42            0.42            0.43
  Net gains or losses on securities
    (both realized and
    unrealized) ......................     (0.39)           0.39            0.17            0.71           (0.82)           0.14
                                        --------        --------        --------        --------        --------        --------
Total from investment operations .....     (0.23)           0.74            0.55            1.13           (0.40)           0.57
                                        --------        --------        --------        --------        --------        --------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income ...........................     (0.16)          (0.35)          (0.38)          (0.42)          (0.42)          (0.42)
  Distributions from net realized
    gains ............................        --           (0.17)             --              --           (0.14)          (0.33)
                                        --------        --------        --------        --------        --------        --------
Total distributions ..................     (0.16)          (0.52)          (0.38)          (0.42)          (0.56)          (0.75)
                                        --------        --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD .......  $  10.08        $  10.47        $  10.25        $  10.08        $   9.37        $  10.33
                                        ========================================================================================
TOTAL RETURN .........................     (2.24)%+         7.38%           5.54%          12.28%          (3.97)%          5.56%
                                        ========================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ......................  $ 28,631        $ 29,432        $ 29,202        $ 29,388        $ 28,409        $ 33,403
Ratio of expenses to average
 net assets ..........................      1.33%(1)*       1.29%(1)        1.28%(1)        1.13%(1)        1.05%(1)         .98%(1)
Ratio of net investment income
 to average net assets ...............      3.00%*          3.39%           3.76%           4.29%           4.21%           4.05%
Portfolio turnover rate ..............        28%             53%             66%             49%            100%             56%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.32%*, 1.28%, 1.27%, 1.12%, 1.04% AND .97%, RESPECTIVELY, AS OF AUGUST 31,
    2003, FEBRUARY 28, 2003, FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28, 1999.
 +  NOT ANNUALIZED
 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
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VALUE LINE NEW YORK TAX EXEMPT TRUST

                         THE VALUE LINE FAMILY OF FUNDS
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1950 - THE VALUE LINE FUND SEEKS LONG-TERM GROWTH OF CAPITAL. Current income is a secondary objective.

1952 - VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 - THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 - VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 - THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 - VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 - VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 - THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 - VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 - VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 - VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 - VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 - VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 - VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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